Goodwill and Core Deposit Intangibles (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Core Deposit Intangible Assets	The following tables summarize the activity for core deposit intangibles during the year ended December 31, 2023 and 2022:
Core Deposit Intangibles

dollars in millions	2023	2022
Balance at January 1, net of accumulated amortization	$140	$19
Core deposit intangibles related to the SVBB Acquisition	230	—
Core deposit intangibles related to the CIT Merger	—	143
Amortization for the period	(58)	(22)
Balance at December 31, net of accumulated amortization	$312	$140
The following tables summarize the accumulated amortization balance for core deposit intangibles at December 31, 2023 and 2022:

Core Deposit Intangible Accumulated Amortization

dollars in millions	December 31, 2023	December 31, 2022
Gross balance	$501	$271
Accumulated amortization	(189)	(131)
Balance, net of accumulated amortization	$312	$140

Schedule of Core Deposit Intangible Assets, Future Amortization Expense
The following table summarizes the expected amortization expense as of December 31, 2023 in subsequent periods for core deposit intangibles:

Core Deposit Intangible Expected Amortization

dollars in millions
2024	$63
2025	54
2026	46
2027	39
2028	34
Thereafter	76
Balance, net of accumulated amortization	$312

Schedule of Finite-Lived Intangible Liabilities
The following tables summarize the activity for the intangible liability during the year ended December 31, 2023 and 2022:

Intangible Liability

dollars in millions	2023	2022
Balance at January 1	$36	$—
Acquired in CIT Merger	—	52
Amortization	(12)	(16)
Balance at December 31, net of accumulated amortization	$24	$36
The following tables summarize the accumulated amortization balance for the intangible liability at December 31, 2023 and 2022:
Intangible Liability Accumulated Amortization

dollars in millions	December 31, 2023	December 31, 2022
Gross balance	$52	$52
Accumulated amortization	(28)	(16)
Balance, net of accumulated amortization	$24	$36

Schedule of Finite-Lived Intangible Liabilities, Future Amortization Expense
The following table summarizes the expected amortization as of December 31, 2023 in subsequent periods for the intangible liability:

Intangible Liability

dollars in millions
2024	$6
2025	4
2026	3
2027	2
2028	2
Thereafter	7
Total	$24